Document and Entity Information	Nov. 01, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 01, 2022
Entity Registrant Name	ALTA EQUIPMENT GROUP INC.
Entity Central Index Key	0001759824
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38864
Entity Tax Identification Number	83-2583782
Entity Address, Address Line One	13211 Merriman Road
Entity Address, City or Town	Livonia
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48150
City Area Code	248
Local Phone Number	449-6700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	ALTG
Security Exchange Name	NYSE
Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares
Trading Symbol	ALTG PRA
Security Exchange Name	NYSE